Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000006665 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000006665 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006665 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006665 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006665 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006665 [Member] | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006665 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006665 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006665 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006665 [Member] | Timken [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[1]
C000006665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
C000006665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%	[1]
C000006665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%	[1]
C000006665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
C000006665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[1]
C000006665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[1]
C000006665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
C000006665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.67%	[1]
C000006665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[1]
C000006666 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000006666 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006666 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006666 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006666 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006666 [Member] | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006666 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006666 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006666 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006666 [Member] | Timken [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[2]
C000006666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[2]
C000006666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%	[2]
C000006666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%	[2]
C000006666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[2]
C000006666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[2]
C000006666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[2]
C000006666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[2]
C000006666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.67%	[2]
C000006666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[2]
C000006679 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%	[3]
C000006679 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000006679 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000006679 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000006679 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000006679 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006679 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006679 [Member] | Samsung Life Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000006679 [Member] | Samsung Electronics Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000006679 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.07%	[3]
C000006679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[4]
C000006679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[4]
C000006679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.54%	[4]
C000006679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.61%	[4]
C000006679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[4]
C000006679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000006679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[4]
C000006679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[4]
C000006679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[4]
C000006679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[4]
C000006679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[4]
C000006679 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006679 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006679 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006679 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000006679 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	71.79%
C000006679 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006679 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000006679 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000006679 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000006680 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%	[5]
C000006680 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000006680 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000006680 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000006680 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000006680 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006680 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006680 [Member] | Samsung Life Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000006680 [Member] | Samsung Electronics Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000006680 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.07%	[5]
C000006680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[6]
C000006680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[6]
C000006680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.54%	[6]
C000006680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.61%	[6]
C000006680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[6]
C000006680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000006680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[6]
C000006680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[6]
C000006680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[6]
C000006680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[6]
C000006680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[6]
C000006680 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006680 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006680 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006680 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000006680 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	71.79%
C000006680 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006680 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000006680 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000006680 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000212992 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212992 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000212992 [Member] | Ally Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000212992 [Member] | Astera Labs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000212992 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212992 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000212992 [Member] | Caseys General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000212992 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000212992 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000212992 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000212992 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000212992 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000212992 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.13%	[7]
C000212992 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.26%	[7]
C000212992 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[7]
C000212992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[7]
C000212992 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[7]
C000212992 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[7]
C000212992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%	[7]
C000212992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[7]
C000212992 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[7]
C000212995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000212995 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.43%
C000212995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.11%
C000212995 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000212994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000212994 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.43%
C000212994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.11%
C000212994 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000234377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
C000234377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000234377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000234377 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000234377 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000234377 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000234377 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000234377 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000234377 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000234377 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000212997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
C000212997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000212997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000212997 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000212997 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000212997 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000212997 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000212997 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000212997 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000212997 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000212999 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%
C000212999 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000212999 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000212999 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000212999 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000212999 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000212999 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000212999 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000212999 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000212999 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000212999 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[8]
C000212999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.79%	[8]
C000212999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[8]
C000212999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%	[8]
C000212999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[8]
C000212999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.37%	[8]
C000212999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%	[8]
C000212999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%	[8]
C000213000 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000213000 [Member] | Popular [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000213000 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000213000 [Member] | Invesco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000213000 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000213000 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000213000 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000213000 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000213000 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000213000 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000213000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[9]
C000213000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%	[9]
C000213000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%	[9]
C000213000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[9]
C000213000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[9]
C000213000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%	[9]
C000213000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%	[9]
C000213000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.28%	[9]
C000213000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%	[9]
C000213002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000213002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000213002 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
C000213002 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000213002 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%
C000213002 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000213002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000213002 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
C000213002 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000213002 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000213003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000213003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000213003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
C000213003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000213003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%
C000213003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000213003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000213003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
C000213003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000213003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000213004 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.32%
C000213004 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.55%
C000213004 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000213004 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213004 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000213004 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.